Net gain or loss on financial instruments at fair value through profit or loss	12 Months Ended
Dec. 31, 2024
Disclosure of gains (losses) on financial instruments at fair value through profit or loss [Abstract]
Net gain or loss on financial instruments at fair value through profit or loss
33. NET GAIN OR LOSS ON FINANCIAL INSTRUMENTS AT FAIR VALUE THROUGH PROFIT OR LOSS

(1)	Details of gains related to net gain or loss on financial instruments at FVTPL are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2022	2023	2024
Gain on financial instruments at FVTPL	238,502	488,486	1,512,430
Loss on financial instruments designated to be measured at FVTPL	—	—	(19,647)

Total	238,502	488,486	1,492,783

(2)	Details of net gain or loss on financial instruments at fair value through profit or loss and financial instruments held for trading are as follows (Unit: Korean Won in millions):

			For the years ended December 31
			2022	2023	2024
Financial assets at FVTPL	Securities	Gain on transactions and valuation	294,667	889,250	701,955
		Loss on transactions and valuation	(553,093)	(191,144)	(306,311)

		Sub-total	(258,426)	698,106	395,644

	Loans	Gain on transactions and valuation	24,005	6,064	16,825
		Loss on transactions and valuation	(2,219)	(2,289)	(1,738)

		Sub-total	21,786	3,775	15,087

	Other financial assets	Gain on transactions and valuation	21,602	9,742	12,715
		Loss on transactions and valuation	(12,314)	(19,291)	(20,280)

		Sub-total	9,288	(9,549)	(7,565)

	Sub-total		(227,352)	692,332	403,166

Derivatives (Held for trading)	Interest rates derivatives	Gain on transactions and valuation	5,216,543	4,741,233	2,981,638
		Loss on transactions and valuation	(3,625,834)	(4,990,352)	(2,945,172)

		Sub-total	1,590,709	(249,119)	36,466

	Currency derivatives	Gain on transactions and valuation	14,601,674	7,677,720	14,841,349
		Loss on transactions and valuation	(15,713,074)	(7,528,291)	(13,757,446)

		Sub-total	(1,111,400)	149,429	1,083,903

	Equity derivatives	Gain on transactions and valuation	2,836,843	3,169,071	1,182,962
		Loss on transactions and valuation	(2,850,334)	(3,273,202)	(1,194,068)

		Sub-total	(13,491)	(104,131)	(11,106)

		For the years ended December 31
		2022	2023	2024
Other derivatives	Gain on transactions and valuation	49	14	27
	Loss on transactions and valuation	(13)	(39)	(26)

	Sub-total	36	(25)	1

Sub-total		465,854	(203,846)	1,109,264

Net, Total		238,502	488,486	1,512,430

(3)	Details of loss on financial instruments designated to be measured at FVTPL are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2022	2023	2024
Net loss on deposits due to customers
Net loss on valuation of time deposits	—	—	(19,647)